                                      N-CSR
                             COLUMBIA FUNDS TRUST VI

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6529
                                                     --------
                             Columbia Funds Trust VI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3363
                                                           --------------
                      Date of fiscal year end: 08/31/2003
                                               ----------
                      Date of reporting period: 08/31/2003
                                                ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270,30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C, ss. 3507.

Item 1. Report of Stockholders

   [PHOTO]


                               Columbia Newport
                               Asia Pacific Fund

                                 Annual Report
                                August 31, 2003

                          We are now Columbia Funds!

 INSIDE -- Management's discussion of the changes effective as of October 13,
                                     2003.

 President's Message

[PHOTO]


Dear Shareholder:

As you know, the fund you invest in has long been associated with a larger investment management organization. In the 1990s, it was part of Liberty Financial, whose asset management companies included Colonial, Stein Roe and Newport. In 2001, your fund became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms that were brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step forward in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Newport Asia Pacific Fund was changed to Columbia Newport Asia Pacific Fund. We have also modified certain fund names that exist under both the Liberty and Columbia brands.

As a result of these fund name changes, most fund CUSIP numbers have changed. (A CUSIP is a unique identification number assigned to each class of a mutual fund by the Committee on Uniform Security Identification Procedures.) However, ticker symbols have not changed. A list of new fund names and other information related to these changes are available online at www.columbiafunds.com, our new website address.


A consolidated identity
The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for our shareholders to do business with us. All funds will be listed under the "Columbia" name in the mutual fund listings section of your newspaper (as long as they meet the newspaper's listing requirements). All service inquiries will be handled by Columbia Funds Services, Inc. the new name of our shareholder service organization.

What will not change is our commitment to our shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call shareholder services at 800-345-6611 or visit our website at its new address www.columbiafunds.com.

In the report that follows, your portfolio manager talks in depth about investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palumbo
Joseph R. Palombo
President

  Net asset value per share as of 08/31/03 ($)

                                 Class A 14.48
                                 Class B 13.99
                                 Class C 13.98
                                 Class Z 14.60

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 Performance Information

Value of a $10,000 investment 8/19/98 - 8/31/03

 Performance of a $10,000 investment 8/19/98 - 8/31/03 ($)

                                     without  with
                                      sales  sales
                                     charge  charge
                             ----------------------
                             Class A 15,896  14,982
                             ----------------------
                             Class B 15,328  15,228
                             ----------------------
                             Class C 15,318  15,318
                             ----------------------
                             Class Z 16,028   n/a

                                     [CHART]

                         Liberty Newport    Liberty Newport
                        Asia Pacific - A    Asia Pacific - A        MSCI
                             Without           With Sales           AC Asia
                           Sales Charge          Charge          Pacific Free
                        ----------------    ----------------     ------------
                             $10,000            $ 9,425
 8/20/1998 -  8/31/1998        9,470              8,925            $10,000
 9/01/1998 -  9/30/1998       10,200              9,614             10,038
10/01/1998 - 10/31/1998       12,130             11,433             11,744
11/01/1998 - 11/30/1998       12,870             12,130             12,387
12/01/1998 - 12/31/1998       13,297             12,533             12,768
 1/01/1999 -  1/31/1999       12,914             12,172             12,871
 2/01/1999 -  2/28/1999       13,105             12,352             12,596
 3/01/1999 -  3/31/1999       14,960             14,100             14,171
 4/01/1999 -  4/30/1999       17,177             16,189             15,235
 5/01/1999 -  5/31/1999       16,299             15,362             14,446
 6/01/1999 -  6/30/1999       19,161             18,059             15,959
 7/01/1999 -  7/31/1999       20,654             19,466             16,951
 8/01/1999 -  8/31/1999       21,459             20,225             16,888
 9/01/1999 -  9/30/1999       21,702             20,454             17,368
10/01/1999 - 10/31/1999       22,709             21,403             18,000
11/01/1999 - 11/30/1999       26,379             24,862             18,965
12/01/1999 - 12/31/1999       29,444             27,751             20,213
 1/01/2000 -  1/31/2000       27,562             25,977             19,501
 2/01/2000 -  2/29/2000       27,871             26,268             19,020
 3/01/2000 -  3/31/2000       28,933             27,269             20,239
 4/01/2000 -  4/30/2000       26,540             25,014             18,713
 5/01/2000 -  5/31/2000       24,775             23,351             17,643
 6/01/2000 -  6/30/2000       26,093             24,593             18,876
 7/01/2000 -  7/31/2000       24,478             23,071             17,115
 8/01/2000 -  8/31/2000       25,222             23,772             17,833
 9/01/2000 -  9/30/2000       23,628             22,270             16,674
10/01/2000 - 10/31/2000       21,599             20,357             15,622
11/01/2000 - 11/30/2000       20,525             19,345             15,058
12/01/2000 - 12/31/2000       20,043             18,890             14,465
 1/01/2001 -  1/31/2001       20,921             19,718             14,854
 2/01/2001 -  2/28/2001       19,527             18,404             14,177
 3/01/2001 -  3/31/2001       17,991             16,956             13,364
 4/01/2001 -  4/30/2001       19,144             18,043             14,102
 5/01/2001 -  5/31/2001       19,012             17,918             14,077
 6/01/2001 -  6/30/2001       18,112             17,071             13,469
 7/01/2001 -  7/31/2001       17,047             16,067             12,616
 8/01/2001 -  8/31/2001       16,214             15,281             12,367
 9/01/2001 -  9/30/2001       14,129             13,316             10,982
10/01/2001 - 10/31/2001       14,656             13,813             11,198
11/01/2001 - 11/30/2001       15,643             14,744             11,732
12/01/2001 - 12/31/2001       15,709             14,806             11,467
 1/01/2002 -  1/31/2002       15,489             14,599             11,040
 2/01/2002 -  2/28/2002       15,412             14,526             11,342
 3/01/2002 -  3/31/2002       16,279             15,343             12,001
 4/01/2002 -  4/30/2002       16,599             15,644             12,438
 5/01/2002 -  5/31/2002       16,620             15,664             12,925
 6/01/2002 -  6/30/2002       15,884             14,971             12,268
 7/01/2002 -  7/31/2002       14,809             13,957             11,494
 8/01/2002 -  8/31/2002       14,644             13,802             11,408
 9/01/2002 -  9/30/2002       13,502             12,726             10,718
10/01/2002 - 10/31/2002       13,776             12,984             10,434
11/01/2002 - 11/30/2002       14,248             13,429             10,868
12/01/2002 - 12/31/2002       13,700             12,912             10,511
 1/01/2003 -  1/31/2003       13,216             12,456             10,295
 2/01/2003 -  2/28/2003       12,974             12,228             10,212
 3/01/2003 -  3/31/2003       12,699             11,969              9,877
 4/01/2003 -  4/30/2003       12,732             12,000             10,024
 5/01/2003 -  5/31/2003       13,424             12,652             10,579
 6/01/2003 -  6/30/2003       14,126             13,314             11,277
 7/01/2003 -  7/31/2003       14,839             13,986             11,771
 8/01/2003 -  8/31/2003       15,896             14,982             12,786


Mutual fund performance changes over time. Please visit www.columbiafunds.com for daily performance updates.
Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index is an unmanaged index that tracks the performance of stock traded on stock exchanges in Pacific Basin countries, including Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, South Korea, Taiwan and Thailand. Unlike the fund, indices are not investments do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from August 31, 1998.

       Average annual total return as of 08/31/03 (%)
       Share class        A              B              C           Z
       Inception       8/19/98        8/19/98        8/19/98     2/1/01
       -----------------------------------------------------------------
                    without  with  without  with  without  with  without
                     sales  sales   sales  sales   sales  sales   sales
                    charge  charge charge  charge charge  charge charge
       -----------------------------------------------------------------
       2-month
       (cumulative)  12.51   6.04   12.37   7.37   12.38  11.38   12.57
       -----------------------------------------------------------------
       1-year         8.55   2.30    7.78   2.78    7.79   6.79    8.79
       -----------------------------------------------------------------
       5-year        10.91   9.61   10.11   9.84   10.10  10.10   11.10
       -----------------------------------------------------------------
       Life           9.65   8.36    8.86   8.72    8.84   8.84    9.83
       -----------------------------------------------------------------

       Average annual total return as of 06/30/03 (%)
       Share class        A              B              C           Z
       -----------------------------------------------------------------
                    without  with  without  with  without  with  without
                     sales  sales   sales  sales   sales  sales   sales
                    charge  charge charge  charge charge  charge charge
       -----------------------------------------------------------------
       2-month
       (cumulative)  10.95    4.57  10.77    5.77  10.77    9.77  10.95
       -----------------------------------------------------------------
       1-year       -11.06  -16.17 -11.64  -16.06 -11.71  -12.59 -10.86
       -----------------------------------------------------------------
       Life           7.37    6.07   6.59    6.27   6.58    6.58   7.54
       -----------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate maximum class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year
- 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
Class Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception date of the newer class shares. Returns are not restated to reflect any expense differential, e.g., 12b-1 fees, between class A and the newer class shares. Had the expense differential been reflected, the returns for the period prior to the inception of class Z shares would have been higher.

 Portfolio Managers' Report

                   Top 5 countries as of 08/31/03 (%)
                   Japan                                              47.1
                   Australia                                           9.9
                   Hong Kong                                           9.0
                   India                                               7.1
                   Taiwan                                              5.9

                   Calculated as a percentage of total investments.
                   Top 10 holdings as of 08/31/03 (%)
                   NTT DoCoMo                                          3.7
                   Taiwan Semiconductor Manufacturing                  3.3
                   Samsung Electronics                                 2.5
                   Honda Motor                                         2.5
                   Hutchison Whampoa                                   2.4
                   Housing Development Finance                         2.3
                   Matsushita Electric                                 2.3
                   Canon                                               2.3
                   China Mobile                                        2.2
                   Infosys Technologies                                2.1

                   Top 10 holdings are calculated as a percentage of net assets.
                   Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same country weightings or portfolio holdings in the future.
                   Bought
                   --------------------------------
                   Nikko Cordial Corp. (0.5% of net assets)
                   Citigroup has a stake in this brokerage house, which has
                   reduced costs over the past few years. We expect the
                   company to do well as the Japanese economy and equity
                   markets recover.
                   Sold
                   --------------------------------
                   Hong Kong & China Gas Co., Ltd.
                   (0.2% of net assets)
                   While earnings in its Hong Kong business are strong, it will be a long time before the company's investments in
                   mainland China pay off. Therefore, we reduced this position.

The Board of Trustees for Columbia Newport Asia Pacific Fund approved the change of the fund's fiscal year end from June 30 to August 31. As a result, this report covers the two-month period since the last annual report. The next report you receive will be a report for the six-month period through February 2004.

For the two-month period ended August 31, 2003, class A shares of Columbia Newport Asia Pacific Fund returned 12.51% without sales charge. The fund fell behind its benchmark, the MSCI AC Asia Pacific Free Index, which returned 13.38% for the same period. The fund was underweight in Japan relative to the MSCI Index, which contributed to its slight underperformance.

A significant commitment to Japan
Although the fund had a below-average stake in Japan, it represented our largest country position at 47.1% of total investments. By comparison, Japan represented 61.5% of the MSCI AC Asia Pacific Free Index at the end of the period. Over the two months covered by this report, the Japanese economy and stock market continued to strengthen--a trend that began in late spring 2003. In addition, we started to see an upturn in private capital spending--the first in three years. We believe this shift in spending could be positive for the entire Japanese economy.

In this more favorable environment, we emphasized companies that we believe should benefit from an economic recovery. Some of these were in the financial sector, where we invested in Millea Holdings, Inc., a property and casualty insurance company, Nikko Cordial Corp., a brokerage house, and also purchased a position in Mitsubishi Tokyo Financial Group, Inc., which provides domestic and international banking services (0.5%, 0.5% and 0.4% of net assets, respectively)./1/

Other strong performers included Mitsubishi Estate Co., Ltd., a real estate company, and Yamada Denki Co., Ltd., a home electrical appliance retailer (0.8% and 1.4% of net assets, respectively).

Regional markets were mostly positive
Outside Japan, investments in Hong Kong, India and Taiwan did well. In Hong Kong, a recovering economy and government policy
------------
/1/  Holdings are disclosed as of August 31, 2003 and are subject to change.

changes related to property ownership sparked a rally in the real estate sector. As a result, our holdings in real estate companies Sun Hung Kai Properties Ltd. and Swire Pacific Ltd. (2.0% and 1.2% of net assets, respectively) helped boost total return.

In India, we added Bajaj Auto Ltd. (0.3% of net assets), a motorcycle manufacturer. As India's consumer market expands, we believe Bajaj could be an important position in the portfolio. Earlier in 2003, we weathered a steep decline in Infosys Technologies Ltd. (2.1% of net assets), a technology outsourcing company that significantly held back the fund. As the outlook for the technology sector turned positive, Infosys rebounded, and its performance over the two-month period benefited results. Ranbaxy Laboratories Ltd. (0.6% of net assets), a generic drug manufacturer, was also helpful. Ranbaxy has been buoyed by the global emphasis on containing health care costs.

Investments in Taiwan also had a positive influence on total return. The Taiwanese economy has been improving, valuations are at historically low levels and the government has instituted new policies that should attract foreign investment.

A positive outlook
In general, we are positive about the prospects for the fund. In the Asia/Pacific region, the "dividend culture" appears to be growing, and companies are eager to make dividend payments to shareholders. Interest rates are at historically low levels, and the debt-to-equity ratio for many companies is at a 25-year low. There are several important elections in 2004, and in the past, the election season has provided stimulus for Asian economies. We believe the fund is well positioned to take advantage of all these developments.

              /s/ Chris Legallet        /s/ Jamie Chui

Chris Legallet and Jamie Chui are portfolio co-managers of Columbia Newport Asia Pacific Fund. Mr. Legallet has co-managed the fund since it commenced operations in August 1998. Ms. Chui has co-managed the fund since July 2002.
 Top 5 sectors as of 08/31/03 (%)

            [CHART]

Information technology        21.9
Consumer discretionary        17.3
Financials                    13.0
Telecommunication services     9.6
Health care                    9.1


Sectors are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sectors in the future.

 There are specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. In addition, concentration of investments in a single region or country may result in greater volatility.

 Investment Portfolio

August 31, 2003

          Common Stocks - 97.8%                  Shares         Value
          --------------------------------------------------------------
          CONSUMER DISCRETIONARY - 17.3%
          Auto Components - 2.2%
          Bridgestone Corp.                       7,000 $      97,485
          Denso Corp.                             7,300       136,384
                                                        -------------
                                                              233,869
                                                        -------------
          Automobiles - 4.7%
          Bajaj Auto Ltd.                         1,700        26,986
          Honda Motor Co., Ltd.                   6,500       264,601
          PT Astra International (a)            116,000        51,950
          Toyota Motor Corp.                      5,600       154,536
                                                        -------------
                                                              498,073
                                                        -------------
          Hotels, Restaurants & Leisure - 1.1%
          Genting Berhad                         27,000       110,842
                                                        -------------
          Household Durables - 0.3%
          Rinnai Corp.                            1,400        32,155
                                                        -------------
          Internet & Catalog Retail - 0.2%
          Belluna Co., Ltd.                         600        23,653
                                                        -------------
          Media - 0.8%
          Singapore Press Holdings Ltd.           8,400        89,591
                                                        -------------
          Multi-Line Retail - 1.6%
          Don Quijote Co., Ltd.                   1,600        79,530
          Seiyu (a)                              38,000        89,883
                                                        -------------
                                                              169,413
                                                        -------------
          Specialty Retail - 3.9%
          Matsushita Electric Industrial Co.,
           Ltd.                                  19,000       242,293
          USS Co., Ltd.                             460        26,571
          Yamada Denki Co., Ltd.                  5,400       146,240
                                                        -------------
                                                              415,104
                                                        -------------
          Textiles, Apparel & Luxury Goods - 2.5%
          Li & Fung Ltd.                        126,000       214,867
          Sanyo Shokai Ltd.                       8,200        51,441
                                                        -------------
                                                              266,308
                                                        -------------

          --------------------------------------------------------------
          CONSUMER STAPLES - 8.9%
          Beverages - 1.8%
          Foster's Group Ltd.                    66,102       194,872
                                                        -------------
          Food & Drug Retailing - 3.9%
          Lawson, Inc.                            3,400        99,070
          Seven-Eleven Japan Co., Ltd.            3,000        82,016
          Sugi Pharmacy Co., Ltd.                   500        26,353
          Woolworths Ltd.                        22,496       171,787
          Yaoko Co., Ltd.                         3,300        42,139
                                                        -------------
                                                              421,365
                                                        -------------

                                                 Shares         Value
           ----------------------------------------------------------
           Food Products - 2.1%
           Katokichi Co., Ltd.                    7,900 $     126,538
           Thai Union Frozen Products Public
            Co., Ltd.                            35,000        26,405
           Yakult Honsha Co., Ltd.                5,000        68,989
                                                        -------------
                                                              221,932
                                                        -------------
           Household Products - 1.1%
           Kao Corp.                              6,000       113,125
                                                        -------------

           ----------------------------------------------------------
           ENERGY - 1.5%
           Oil & Gas - 1.5%
           Tokyo Gas Co., Ltd.                   51,000       155,161
                                                        -------------

           ----------------------------------------------------------
           FINANCIALS - 13.0%
           Banks - 4.6%
           Commonwealth Bank of Australia         5,650       102,911
           Hang Seng Bank Ltd.                   12,200       134,917
           Mitsubishi Tokyo Financial Group,
            Inc.                                      8        46,621
           United Overseas Bank Ltd.             29,000       210,061
                                                        -------------
                                                              494,510
                                                        -------------
           Diversified Financials - 4.0%
           Housing Development Finance Corp.,
            Ltd.                                 23,400       246,220
           Nikko Cordial Corp.                   11,000        52,886
           Swire Pacific Ltd., Series A          22,000       123,550
                                                        -------------
                                                              422,656
                                                        -------------
           Insurance - 0.5%
           Millea Holdings, Inc.                      5        51,849
                                                        -------------
           Real Estate - 3.9%
           City Developments Ltd.                39,000       113,443
           Mitsubishi Estate Co., Ltd.           10,000        89,643
           Sun Hung Kai Properties Ltd.          30,000       217,329
                                                        -------------
                                                              420,415
                                                        -------------

           ----------------------------------------------------------
           HEALTH CARE - 9.1%
           Health Care Equipment & Supplies - 1.7%
           Cochlear Ltd.                          4,528        95,852
           Olympus Optical Co., Ltd.              4,000        91,871
                                                        -------------
                                                              187,723
                                                        -------------
           Pharmaceuticals - 7.4%
           Chugai Pharmaceutical Co., Ltd.       13,600       144,060
           CSL Ltd.                               9,610       105,460
           Dr. Reddy's Laboratories Ltd., ADR     7,700       195,195
           Ranbaxy Laboratories Ltd.              3,000        65,495
           Rohto Pharmaceutical Co., Ltd.         5,000        36,809
           Sawai Pharmaceutical Co., Ltd.           900        22,098

See notes to investment portfolio.

August 31, 2003

           Common Stocks (continued)             Shares            Value
           -------------------------------------------------------------
           HEALTH CARE (continued)
           Pharmaceuticals - continued
           Takeda Chemical Industries Ltd.        6,000    $     216,995
                                                           -------------
                                                                 786,112
                                                           -------------

           -------------------------------------------------------------
           INDUSTRIALS - 8.5%
           Commercial Services & Supplies - 1.0%
           Secom Co., Ltd.                        3,000          102,841
                                                           -------------
           Construction & Engineering - 2.6%
           JGC Corp.                             14,000          107,863
           Land & House Public Co., Ltd.        563,600          165,966
                                                           -------------
                                                                 273,829
                                                           -------------
           Industrial Conglomerates - 4.9%
           Hutchison Whampoa Ltd.                35,000          258,038
           Kasikornbank Public Co., Ltd.,
            NVDR (a)                             99,500          100,493
           Wesfarmers Ltd.                        9,208          168,554
                                                           -------------
                                                                 527,085
                                                           -------------

           -------------------------------------------------------------
           INFORMATION TECHNOLOGY - 21.9%
           Computers & Peripherals - 1.9%
           Ambit Microsystems Corp. (a)          29,700           81,459
           Asustek Computer, Inc. (a)            42,750          115,371
                                                           -------------
                                                                 196,830
                                                           -------------
           Electronic Equipment & Instruments - 4.7%
           Fanuc Ltd.                             2,200          145,177
           Hoya Corp.                             1,800          137,756
           Keyence Corp.                            300           62,656
           Murata Manufacturing Co., Ltd.         1,100           61,842
           Stanley Electric Co., Ltd.             5,000           88,272
                                                           -------------
                                                                 495,703
                                                           -------------
           Information Technology Consulting & Services - 2.1%
           Infosys Technologies Ltd.              2,636          224,767
                                                           -------------
           Office Electronics - 4.4%
           Brother Industries Ltd.                9,000           79,830
           Canon, Inc.                            5,000          240,391
           Ricoh Co., Ltd.                        8,300          152,933
                                                           -------------
                                                                 473,154
                                                           -------------
           Semiconductor Equipment & Products - 8.4%
           Realtek Semiconductor, Inc.           36,000           78,146
           Rohm Co., Ltd.                         1,500          195,912
           Samsung Electronics Co., Ltd.            730          270,370
           Taiwan Semiconductor Manufacturing
            Co., Ltd. (a)                       178,408          350,641
                                                           -------------
                                                                 895,069
                                                           -------------

                                                 Shares            Value
           ----------------------------------------------------------------
           Software - 0.4%
           Sumisho Computer Systems Corp.         1,700    $      46,039
                                                           -------------

           ----------------------------------------------------------------
           MATERIALS - 5.1%
           Chemicals - 3.0%
           Nitto Denko Corp.                      4,600          203,025
           Shin-Etsu Chemical Co., Ltd.           3,000          117,753
                                                           -------------
                                                                 320,778
                                                           -------------
           Metals & Mining - 2.1%
           BHP Billiton Ltd.                     30,862          219,040
                                                           -------------

           ----------------------------------------------------------------
           TELECOMMUNICATION SERVICES - 9.6%
           Diversified Telecommunication Services - 3.7%
           Japan Telecom Holdings Co., Ltd.          18           58,774
           KT Corp.                               2,300           87,829
           Philippine Long Distance Telephone
            Co. (a)                               4,700           45,777
           PT Telekomunikasi                    132,300           71,334
           Telecom Corp. of New Zealand
            Ltd. (a)                             43,284          126,418
                                                           -------------
                                                                 390,132
                                                           -------------

           Wireless Telecommunication Services - 5.9%
           China Mobile Ltd. (a)                 92,000          236,510
           NTT DoCoMo, Inc.                         155          398,509
                                                           -------------
                                                                 635,019
                                                           -------------

           ----------------------------------------------------------------
           TRANSPORTATION - 1.1%
           Transportation Infrastructure - 1.1%
           Zhejiang Expressway Co., Ltd.,
            Class H (a)                         240,000          116,165
                                                           -------------

           ----------------------------------------------------------------
           UTILITIES - 1.8%
           Electric Utilities - 1.6%
           Huaneng Power International, Inc.    128,000          175,607
                                                           -------------

           Gas Utilities - 0.2%
           Hong Kong & China Gas Co., Ltd.       12,613           16,981
                                                           -------------

           Total Common Stocks
           (cost of $9,038,076)                               10,417,767
                                                           -------------

See notes to investment portfolio.

August 31, 2003

          Short-Term Obligation - 2.1%              Par          Value
          ------------------------------------------------------------
          Repurchase agreement with State
           Street Bank & Trust Co., dated
           08/29/03, due 09/02/03 at 0.940%,
           collateralized by a U.S. Treasury
           Bond maturing 08/15/19, market
           value $231,656 (repurchase
           proceeds $225,024)
           (cost of $225,000)                $  225,000  $     225,000
                                                         -------------

          Total Investments - 99.9%
          (cost of $9,263,076) (b)                          10,642,767
                                                         -------------

          Other Assets & Liabilities, Net - 0.1%                14,904
          ------------------------------------------------------------

          Net Assets - 100.0%                            $  10,657,671
                                                         -------------

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $9,298,564.

Acronym             Name
-------------------------------------
 ADR     American Depositary Receipt
 NVDR   Non-Voting Depositary Receipt

                Summary of Securities by             % of Total
                Country (Unaudited)         Value    Investments
                ------------------------------------------------
                     Japan               $ 5,010,567     47.1%
                     Australia             1,058,476      9.9
                     Hong Kong               965,681      9.0
                     India                   758,664      7.1
                     Taiwan                  625,617      5.9
                     China                   528,282      5.0
                     Singapore               413,095      3.9
                     South Korea             358,199      3.4
                     Thailand                292,865      2.8
                     United States           225,000      2.1
                     New Zealand             126,418      1.2
                     Indonesia               123,285      1.2
                     Malaysia                110,842      1.0
                     Philippines              45,776      0.4
                                         -----------    -----
                                         $10,642,767    100.0%
                                         -----------    -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements.

 Statement of Assets and Liabilities

August 31, 2003

          Assets:
          Investments, cost                              $ 9,263,076
                                                         -----------
          Investments, at value                          $10,642,767
          Cash                                                   734
          Foreign currency (cost of $56,375)                  56,390
          Receivable for:
             Investments sold                                 16,622
             Fund shares sold                                138,783
             Interest                                             18
             Dividends                                        19,495
          Expense reimbursement due from
            Advisor/Administrator                             24,151
          Deferred Trustees' compensation plan                 4,871
                                                         -----------
              Total Assets                                10,903,831
                                                         -----------
          Liabilities:
          Payable for:
             Investments purchased                            55,936
             Fund shares repurchased                          81,384
             Management fee                                    8,819
             Administration fee                                2,288
             Transfer agent fee                               14,275
             Pricing and bookkeeping fees                      1,133
             Audit fee                                        30,985
          Foreign capital gains tax payable                   17,050
          Deferred Trustees' fee                               4,871
          Other liabilities                                   29,419
                                                         -----------
              Total Liabilities                              246,160
                                                         -----------
          Net Assets                                     $10,657,671
                                                         -----------
          Composition of Net Assets:
          Paid-in capital                                $17,763,073
          Accumulated net investment loss                     (6,315)
          Accumulated net realized loss                   (8,461,496)
          Net unrealized appreciation (depreciation) on:
             Investments                                   1,379,691
             Foreign currency translations                      (232)
             Foreign capital gains tax                       (17,050)
                                                         -----------
          Net Assets                                     $10,657,671
                                                         -----------

           Class A:
           Net assets                                   $5,342,975
           Shares outstanding                              369,019
                                                        ----------
           Net asset value per share                    $   14.48 (a)
                                                        ----------
           Maximum offering price per share
           ($14.48/0.9425)                              $   15.36 (b)
                                                        ----------
           Class B:
           Net assets                                   $3,781,313
           Shares outstanding                              270,328
                                                        ----------
           Net asset value and offering price per share $   13.99 (a)
                                                        ----------
           Class C:
           Net assets                                   $  804,078
           Shares outstanding                               57,531
                                                        ----------
           Net asset value and offering price per share $   13.98 (a)
                                                        ----------
           Class Z:
           Net assets                                   $  729,305
           Shares outstanding                               49,968
                                                        ----------
           Net asset value and offering price per share $    14.60(c)
                                                        ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Redemption price per share is equal to net asset value less any applicable redemption fee.

See notes to financial statements.

 Statements of Operations

                                                                                                   For the      For the
                                                                                                 Period Ended  Year Ended
                                                                                                  August 31,    June 30,
                                                                                                   2003(a)        2003
--------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                                                         $   30,458  $   197,927
Interest                                                                                                 201        4,937
                                                                                                  ----------  -----------
   Total Investment Income (net of foreign taxes withheld of $2,054 and $20,104, respectively)        30,659      202,864
                                                                                                  ----------  -----------
Expenses:
Management fee                                                                                        17,179      102,939
Administration fee                                                                                     4,269       25,847
Distribution fee:
   Class B                                                                                             4,449       27,682
   Class C                                                                                             1,015        6,258
Service fee:
   Class A                                                                                             2,132       13,932
   Class B                                                                                             1,483        9,227
   Class C                                                                                               332        2,086
Pricing and bookkeeping fees                                                                           1,508       13,915
Transfer agent fee                                                                                    12,533       81,076
Trustees' fees                                                                                         1,128        6,843
Custody fee                                                                                            4,755       29,152
Audit fee                                                                                             13,166       14,315
Registration fee                                                                                       8,252       45,348
Reports to shareholders                                                                                6,522       18,356
Other expenses                                                                                           338        5,734
                                                                                                  ----------  -----------
   Total Operating Expenses                                                                           79,061      402,710
Fees and expenses waived or reimbursed by Advisor/Administrator                                      (37,028)    (147,661)
Custody earnings credit                                                                                  (48)         (32)
                                                                                                  ----------  -----------
   Net Operating Expenses                                                                             41,985      255,017
Interest expense                                                                                          --          393
                                                                                                  ----------  -----------
   Net Expenses                                                                                       41,985      255,410
                                                                                                  ----------  -----------
Net Investment Loss                                                                                  (11,326)     (52,546)
                                                                                                  ----------  -----------
Net Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency:
Net realized loss on:
   Investments                                                                                      (187,619)  (1,086,952)
   Foreign currency transactions                                                                      (3,628)     (10,184)
                                                                                                  ----------  -----------
    Net realized loss                                                                               (191,247)  (1,097,136)
                                                                                                  ----------  -----------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                                     1,401,578     (197,586)
   Foreign currency translations                                                                           8       (1,405)
   Foreign capital gains tax                                                                         (17,050)          --
                                                                                                  ----------  -----------
    Net change in unrealized appreciation/depreciation                                             1,384,536     (198,991)
                                                                                                  ----------  -----------
Net Gain (Loss)                                                                                    1,193,289   (1,296,127)
                                                                                                  ----------  -----------
Net Increase (Decrease) in Net Assets From Operations                                             $1,181,963  $(1,348,673)
                                                                                                  ----------  -----------

(a) The Fund has changed its fiscal year end from June 30 to August 31.

See notes to financial statements.

 Statements of Changes in Net Assets

                                    Period        Year          Year
                                    Ended        Ended         Ended
      Increase (Decrease)         August 31,    June 30,      June 30,
      in Net Assets:               2003 (a)       2003          2002
      -------------------------------------------------------------------
      Operations:
      Net investment loss         $  (11,326) $    (52,546) $   (121,980)
      Net realized loss on
        investments and foreign
        currency transactions       (191,247)   (1,097,136)   (1,564,247)
      Net change in unrealized
        appreciation/depreciation
        on investments, foreign
        currency translations
        and foreign capital gains
        tax                        1,384,536      (198,991)     (222,347)
                                  ----------  ------------  ------------
      Net Increase (Decrease)
        from Operations            1,181,963    (1,348,673)   (1,908,574)
                                  ----------  ------------  ------------
      Share Transactions:
      Class A:
         Subscriptions               310,109    28,630,724    18,708,721
         Redemptions                (172,220)  (30,054,165)  (20,214,863)
                                  ----------  ------------  ------------
          Net Increase
           (Decrease)                137,889    (1,423,441)   (1,506,142)
                                  ----------  ------------  ------------
      Class B:
         Subscriptions               377,399     1,206,593     1,611,226
         Redemptions                (232,132)   (2,252,380)   (2,794,582)
                                  ----------  ------------  ------------
          Net Increase
           (Decrease)                145,267    (1,045,787)   (1,183,356)
                                  ----------  ------------  ------------
      Class C:
         Subscriptions               784,900    10,662,175     4,392,539
         Redemptions                (792,425)  (10,999,756)   (4,346,103)
                                  ----------  ------------  ------------
          Net Increase
           (Decrease)                 (7,525)     (337,581)       46,436
                                  ----------  ------------  ------------
      Class Z (formerly Class S) (b):
         Subscriptions                 1,950     1,868,968       178,644
         Proceeds received in
          combination with
          original Class Z                --            13            --
         Redemptions                (189,566)   (1,271,675)     (221,759)
                                  ----------  ------------  ------------
          Net Increase
           (Decrease)               (187,616)      597,306       (43,115)
                                  ----------  ------------  ------------
      Class Z (through 07/29/02):
         Subscriptions                    --            --           485
         Proceeds combined into
          former Class S                  --           (13)           --
         Redemptions                      --            --        (6,879)
                                  ----------  ------------  ------------
          Net Decrease                    --           (13)       (6,394)
                                  ----------  ------------  ------------
      Net Increase (Decrease)
        from Share
        Transactions                  88,015    (2,209,516)   (2,692,571)
                                  ----------  ------------  ------------
      Total Increase (Decrease)
        in Net Assets              1,269,978    (3,558,189)   (4,601,145)

                                      Period        Year         Year
                                      Ended        Ended        Ended
       Increase (Decrease)          August 31,    June 30,     June 30,
       in Net Assets:                2003 (a)       2003         2002
       ------------------------------------------------------------------
       Net Assets:
       Beginning of period         $ 9,387,693  $12,945,882  $17,547,027
                                   -----------  -----------  -----------
       End of period (including
         accumulated net
         investment loss of
         $(6,315), $(12,839) and
         $(121,497), respectively) $10,657,671  $ 9,387,693  $12,945,882
                                   -----------  -----------  -----------
       Changes in Shares:
       Class A:
          Subscriptions                 22,631    2,287,361    1,284,099
          Redemptions                  (12,561)  (2,398,752)  (1,372,817)
                                   -----------  -----------  -----------
           Net Increase
            (Decrease)                  10,070     (111,391)     (88,718)
                                   -----------  -----------  -----------
       Class B:
          Subscriptions                 28,619       99,602      113,932
          Redemptions                  (17,494)    (184,634)    (196,072)
                                   -----------  -----------  -----------
           Net Increase
            (Decrease)                  11,125      (85,032)     (82,140)
                                   -----------  -----------  -----------
       Class C:
          Subscriptions                 59,050      871,959      308,889
          Redemptions                  (58,976)    (890,657)    (301,261)
                                   -----------  -----------  -----------
           Net Increase
            (Decrease)                      74      (18,698)       7,628
                                   -----------  -----------  -----------
       Class Z (formerly Class S) (b):
          Subscriptions                    141      147,874       11,880
          Issued in combination
           with original Class Z            --            1           --
          Redemptions                  (13,841)     (99,198)     (15,309)
                                   -----------  -----------  -----------
           Net Increase
            (Decrease)                 (13,700)      48,677       (3,429)
                                   -----------  -----------  -----------
       Class Z (through 07/29/02):
          Subscriptions                     --           --           34
          Shares combined into
           former Class S                   --           (1)          --
          Redemptions                       --           --         (483)
                                   -----------  -----------  -----------
           Net Decrease                     --           (1)        (449)
                                   -----------  -----------  -----------

(a) The Fund has changed its fiscal year end from June 30 to August 31.
(b) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.

See notes to financial statements.

 Notes to Financial Statements

August 31, 2003


Note 1. Accounting Policies

Organization:

Columbia Newport Asia Pacific Fund (the "Fund") (formerly Liberty Newport Asia Pacific Fund), a series of Columbia Funds Trust VI (formerly Liberty Funds Trust VI), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective February 11, 2003, the Board of Trustees approved a change in the fiscal year end from June 30 to August 31.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. Certain of the prior period's figures have been reclassified to conform with the current year presentation.

Security Valuation and Transactions:

Equity securities generally are valued at the last sale price reported at the close of the principal securities exchanges on which the investments are traded or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

August 31, 2003


Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values:

All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis, based on net assets, for purposes of determining the net asset value of each class.

Foreign Capital Gains Tax:

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 30%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the rate appropriate for each jurisdiction.

Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-date.

Foreign Currency Translations and Transactions:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward Currency Contracts:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Redemption Fees:

Effective February 10, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class Z shares who redeem shares held for 60 days or less. For the period February 10, 2003 to August 31, 2003, there were no redemption fees paid to the fund for Class Z shares.

Other:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

August 31, 2003


Note 2. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, foreign currency transactions, net operating losses, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended August 31, 2003, permanent items identified and reclassified among the components of net assets are as follows:

                      Accumulated   Accumulated
                     Net Investment Net Realized  Paid-In
                          Loss          Loss      Capital
                     -------------- ------------ --------
                        $17,850        $3,628    $(21,478)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                   Unrealized
                                  Appreciation*
                                  -------------
                                   $1,327,022
* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            ---------- ------------
                               2005     $2,391,127
                               2009      3,676,821
                               2010      1,404,163
                               2011        953,897
                                        ----------
                                        $8,426,008
                                        ----------

Expired capital loss carryforward, if any, are recorded as a reduction of paid-in capital.

Note 3. Fees and Compensation Paid to Affiliates

On April 1, 2003, Newport Fund Management, Inc. ("Newport"), the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Newport with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Management Fee:

Columbia is the investment advisor of the Fund and receives a monthly fee equal to 1.00% annually of the Fund's average daily net assets.

At a special meeting held on October 8, 2003, the Board of Trustees approved a new management fee structure to go into effect on November 1, 2003. Under the new structure, Columbia will receive a monthly fee based on the Fund's average daily net assets as follows:

                    Average Daily Net Assets Annual Fee Rate
                    ------------------------ ---------------
                       First $1 billion           0.95%
                       Next $500 million          0.90%
                       Over $1.5 billion          0.85%

Administration Fee:

Columbia also provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

At a special meeting held on October 8, 2003, the Board of Trustees eliminated the administration fee effective November 1, 2003.

Pricing and Bookkeeping Fees:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat

August 31, 2003

fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

At a special meeting held on October 8, 2003, the Board of Trustees approved the change of transfer agent fees structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual $28.00 charge per open account for the transfer agent fees.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. Effective October 13, 2003, Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor Inc. For the period ended August 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $719 on sales of the Fund's Class A shares and received CDSC of $738, $842 and $3 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:

Columbia has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.90% annually of the Fund's average daily net assets.

Other:

The Fund pays no compensation to its officers, all of whom are employees of Columbia or any of its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $48 and $32 of custody fees were reduced by balance credits for the period ended August 31, 2003 and the year ended June 30, 2003, respectively. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Portfolio Information

Investment Activity:

For the period ended August 31, 2003, purchases and sales of investments, other than short-term obligations, were $934,662 and $811,776, respectively.

Unrealized appreciation (depreciation) at August 31, 2003, for federal income tax purposes, was:

                   Gross unrealized appreciation $2,037,391
                   Gross unrealized depreciation   (693,188)
                                                 ----------
                    Net unrealized appreciation  $1,344,203
                                                 ----------

Other:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

August 31, 2003


Note 5. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the period ended August 31, 2003, the Fund did not borrow under these agreements.

Note 6. Beneficial Interest

At August 31, 2003, 28.8% of the outstanding shares of the Fund were held by one shareholder, holding in excess of 5% of the Fund's shares outstanding. Investment activity of this shareholder may have a material effect on the Fund.

 Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                    Period Ended                                                    Period Ended
                                     August 31,                  Year Ended June 30,                  June 30,
                                      2003 (a)    ---------------------------------------------       1999 (b)
Class A Shares                      ------------      2003         2002        2001        2000     ------------
-------------------------------------             --------------------------------------------------
Net Asset Value,
  Beginning of Period                 $  12.87    $   14.47    $   16.50    $   24.55  $  19.01       $  10.00
                                      --------    ---------    ---------    ---------  --------       --------
Income from Investment
  Operations:
Net investment loss (c)                  (0.01)       (0.03)       (0.08)       (0.04)    (0.16)(d)      (0.02)(d)
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and foreign capital
  gains tax                               1.62        (1.57)       (1.95)       (7.38)     7.03           9.14
                                      --------    ---------    ---------    ---------  --------       --------
    Total from Investment
     Operations                           1.61        (1.60)       (2.03)       (7.42)     6.87           9.12
                                      --------    ---------    ---------    ---------  --------       --------
Less Distributions
  Declared to
  Shareholders:
From net investment income                  --           --           --           --     (0.50)         (0.11)
From net realized gains                     --           --           --        (0.18)    (0.83)            --
In excess of net realized gains             --           --           --        (0.45)       --             --
                                      --------    ---------    ---------    ---------  --------       --------
    Total Distributions Declared
     to Shareholders                        --           --           --        (0.63)    (1.33)         (0.11)
                                      --------    ---------    ---------    ---------  --------       --------
Net Asset Value, End of
  Period                              $  14.48    $   12.87    $   14.47    $   16.50  $  24.55       $  19.01
                                      --------    ---------    ---------    ---------  --------       --------
Total return (e)(f)                     12.51%(g)  (11.06)%     (12.30)%     (30.60)%    36.18%         91.64%(g)
                                      --------    ---------    ---------    ---------  --------       --------
Ratios to Average Net
  Assets/Supplemental
  Data:
Operating expenses (h)                   2.15%(i)     2.15%        2.15%        2.15%     2.15%          2.15%(i)
Interest expense                            --           --(j)        --(j)        --        --             --
Net investment loss (h)                (0.36)%(i)   (0.24)%      (0.55)%      (0.22)%   (0.65)%        (0.15)%(i)
Waiver/reimbursement                     2.16%(i)     1.40%        1.74%        1.26%     0.96%          3.10%(i)
Portfolio turnover rate                     8%(g)       42%          24%          43%       31%            26%(g)
Net assets, end of period (000's)     $  5,343    $   4,620    $   6,804    $   9,222  $ 10,213       $  4,606

(a) The Fund has changed its fiscal year end from June 30 to August 31.
(b) The Fund commenced investment operations on August 19, 1998. Per share data, total return and portfolio turnover rate reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to $0.233 and $0.365 per share for the periods ended June 30, 2000 and 1999, respectively.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                       Period Ended                                                    Period Ended
                                        August 31,                  Year Ended June 30,                  June 30,
                                         2003 (a)    ---------------------------------------------       1999 (b)
Class B Shares                         ------------      2003         2002        2001        2000     ------------
----------------------------------------             --------------------------------------------------
Net Asset Value,
  Beginning of Period                    $  12.45    $   14.09    $   16.19    $   24.31  $  18.90       $  10.00
                                         --------    ---------    ---------    ---------  --------       --------
Income from Investment
  Operations:
Net investment loss (c)                     (0.02)       (0.11)       (0.19)       (0.15)    (0.34)(d)      (0.11)(d)
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and foreign capital gains
  tax                                        1.56        (1.53)       (1.91)       (7.34)     7.03           9.10
                                         --------    ---------    ---------    ---------  --------       --------
    Total from Investment
     Operations                              1.54        (1.64)       (2.10)       (7.49)     6.69           8.99
                                         --------    ---------    ---------    ---------  --------       --------
Less Distributions
  Declared to
  Shareholders:
From net investment income                     --           --           --           --     (0.45)         (0.09)
From net realized gains                        --           --           --        (0.18)    (0.83)            --
In excess of net realized gains                --           --           --        (0.45)       --             --
                                         --------    ---------    ---------    ---------  --------       --------
    Total Distributions Declared to
     Shareholders                              --           --           --        (0.63)    (1.28)         (0.09)
                                         --------    ---------    ---------    ---------  --------       --------
Net Asset Value, End
  of Period                              $  13.99    $   12.45    $   14.09    $   16.19  $  24.31       $  18.90
                                         --------    ---------    ---------    ---------  --------       --------
Total return (e)(f)                        12.37%(g)  (11.64)%     (12.97)%     (31.20)%    35.43%         90.36%(g)
                                         --------    ---------    ---------    ---------  --------       --------
Ratios to Average Net
  Assets/Supplemental
  Data:
Operating expenses (h)                      2.90%(i)     2.90%        2.90%        2.90%     2.90%          2.90%(i)
Interest expense                               --           --(j)        --(j)        --        --             --
Net investment loss (h)                   (1.10)%(i)   (0.87)%      (1.30)%      (0.80)%   (1.40)%        (0.90)%(i)
Waiver/reimbursement                        2.16%(i)     1.45%        1.74%        1.38%     0.96%          3.10%(i)
Portfolio turnover rate                        8%(g)       42%          24%          43%       31%            26%(g)
Net assets, end of period (000's)        $  3,781    $   3,227    $   4,851    $   6,903  $  5,836       $    515

(a) The Fund has changed its fiscal year end from June 30 to August 31.
(b) The Fund commenced investment operations on August 19, 1998. Per share data, total return and portfolio turnover rate reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to $0.233 and $0.365 per share for the periods ended June 30, 2000 and 1999, respectively.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                    Period Ended                                                    Period Ended
                                     August 31,                  Year Ended June 30,                  June 30,
                                      2003 (a)    ---------------------------------------------       1999 (b)
Class C Shares                      ------------      2003         2002        2001        2000     ------------
-------------------------------------             --------------------------------------------------
Net Asset Value,
  Beginning of Period                 $  12.44    $   14.09    $   16.18    $   24.28  $  18.90       $  10.00
                                      --------    ---------    ---------    ---------  --------       --------
Income from Investment
  Operations:
Net investment loss (c)                  (0.03)       (0.11)       (0.19)       (0.18)    (0.34)(d)      (0.11)(d)
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and foreign capital
  gains tax                               1.57        (1.54)       (1.90)       (7.29)     7.00           9.10
                                      --------    ---------    ---------    ---------  --------       --------
    Total from Investment
     Operations                           1.54        (1.65)       (2.09)       (7.47)     6.66           8.99
                                      --------    ---------    ---------    ---------  --------       --------
Less Distributions
  Declared to
  Shareholders:
From net investment income                  --           --           --           --     (0.45)         (0.09)
From net realized gains                     --           --           --        (0.18)    (0.83)            --
In excess of net realized gains             --           --           --        (0.45)       --             --
                                      --------    ---------    ---------    ---------  --------       --------
    Total Distributions Declared
     to Shareholders                        --           --           --        (0.63)    (1.28)         (0.09)
                                      --------    ---------    ---------    ---------  --------       --------
Net Asset Value, End of
  Period                              $  13.98    $   12.44    $   14.09    $   16.18  $  24.28       $  18.90
                                      --------    ---------    ---------    ---------  --------       --------
Total return (e)(f)                     12.38%(g)  (11.71)%     (12.92)%     (31.15)%    35.27%         90.36%(g)
                                      --------    ---------    ---------    ---------  --------       --------
Ratios to Average Net
  Assets/Supplemental
  Data:
Operating expenses (h)                   2.90%(i)     2.90%        2.90%        2.90%     2.90%          2.90%(i)
Interest expense                            --           --(j)        --(j)        --        --             --
Net investment loss (h)                (1.14)%(i)   (0.87)%      (1.30)%      (0.92)%   (1.40)%        (0.90)%(i)
Waiver/reimbursement                     2.16%(i)     1.46%        1.74%        1.29%     0.96%          3.10%(i)
Portfolio turnover rate                     8%(g)       42%          24%          43%       31%            26%(g)
Net assets, end of period (000's)     $    804    $     715    $   1,073    $   1,109  $  1,383       $    202

(a) The Fund has changed its fiscal year end from June 30 to August 31.
(b) The Fund commenced investment operations on August 19, 1998. Per share data, total return and portfolio turnover rate reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to $0.233 and $0.365 per share for the periods ended June 30, 2000 and 1999, respectively.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                    Period Ended                            Period Ended
                                                     August 31,      Year Ended June 30,      June 30,
                                                      2003(a)     ----------------------      2001(c)
Class Z Shares                                      ------------    2003(b)        2002     ------------
-----------------------------------------------------             --------------------------
Net Asset Value, Beginning of Period                  $  12.97    $   14.55    $   16.54     $   19.06
                                                      --------    ---------    ---------     ---------
Income from Investment Operations:
Net investment income (loss) (d)                            --(e)     (0.01)       (0.04)         0.08
Net realized and unrealized gain (loss) on
  investments, foreign currency and foreign capital
  gains tax                                               1.63        (1.57)       (1.95)        (2.60)
                                                      --------    ---------    ---------     ---------
Total from Investment Operations                          1.63        (1.58)       (1.99)        (2.52)
                                                      --------    ---------    ---------     ---------
Net Asset Value, End of Period                        $  14.60    $   12.97    $   14.55     $   16.54
                                                      --------    ---------    ---------     ---------
Total return (f)                                        12.57%(g)  (10.86)%     (12.03)%      (13.22)%(g)
                                                      --------    ---------    ---------     ---------
Ratios to Average Net Assets/
  Supplemental Data:
Operating expenses (h)                                   1.90%(i)     1.90%(j)     1.90%         1.90%(i)
Interest expense                                            --           --(k)        --(k)         --
Net investment income (loss) (h)                       (0.13)%(i)   (0.06)%      (0.30)%         1.08%(i)
Waiver/reimbursement                                     2.16%(i)     1.95%        1.74%         1.99%(i)
Portfolio turnover rate                                     8%(g)       42%          24%           43%
Net assets, end of period (000's)                     $    729    $     826    $     218     $     305

(a) The Fund has changed its fiscal year end from June 30 to August 31.
(b) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.
(c) Class S shares were initially offered on February 1, 2001. Per share data and total return reflect activity from that date.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Rounds to less than $0.01 per share.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.
(j) This expense ratio has been restated as a result of a typographical error made to the shareholder report dated June 30, 2003. The shareholder report at June 30, 2003, indicated an incorrect expense ratio of 2.07%, which did not appropriately reflect the net expenses accrued for the year.
(k) Rounds to less than 0.01%.

 Report of Independent Auditors

To the Trustees of Columbia Funds Trust VI and the Shareholders of Columbia Newport Asia Pacific Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Newport Asia Pacific Fund (the "Fund") (formerly Liberty Newport Asia Pacific Fund) (a series of Columbia Funds Trust VI) (formerly Liberty Funds Trust VI), at August 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2003

 Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 12 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 12 funds in the CMG Fund Trust. The new combined Board of Trustees of the Fund now oversees 124 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of those trustees also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                Number of
                                       Year First                                             Portfolios in
                              Position Elected or                                             Columbia Funds
                                with    Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds   to Office/1/         During Past Five Years              by Trustee
--------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)    Trustee     1996      Executive Vice President - Strategy of         124
P.O. Box 66100                                      United Airlines (airline) since
Chicago, IL 60666                                   December, 2002 (formerly President of
                                                    UAL Loyalty Services (airline) from
                                                    September, 2001 to December, 2002;
                                                    Executive Vice President and Chief
                                                    Financial Officer of United Airlines
                                                    from March, 1993 to September, 2001;
                                                    Senior Vice President and Chief
                                                    Financial Officer of UAL, Inc. prior
                                                    thereto).

Janet Langford Kelly (Age 45) Trustee     1996      Chief Administrative Officer and Senior           124
3100 West Beaver Road                               Vice President, Kmart Holding
Troy, MI 48084-3163                                 Corporation since September, 2003
                                                    (formerly Executive Vice
                                                    President-Corporate Development and
                                                    Administration, General Counsel and
                                                    Secretary, Kellogg Company (food
                                                    manufacturer), from September, 1999 to
                                                    August, 2003; Senior Vice President,
                                                    Secretary and General Counsel, Sara Lee
                                                    Corporation (branded, packaged,
                                                    consumer-products manufacturer) from
                                                    January, 1995 to September, 1999).

Richard W. Lowry (Age 67)     Trustee     1995      Private Investor since August, 1987            126/3/
10701 Charleston Drive                              (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                Officer, U.S. Plywood Corporation
                                                    (building products manufacturer)).

Charles R. Nelson (Age 61)    Trustee     1981      Professor of Economics, University of             124
Department of Economics                             Washington, since January, 1976; Ford
University of Washington                            and Louisa Van Voorhis Professor of
Seattle, WA 98195                                   Political Economy, University of
                                                    Washington, since September, 1993;
                                                    Director, Institute for Economic
                                                    Research, University of Washington,
                                                    since September, 2001; Adjunct
                                                    Professor of Statistics, University of
                                                    Washington, since September, 1980;
                                                    Associate Editor, Journal of Money
                                                    Credit and Banking, since September,
                                                    1993; consultant on econometric and
                                                    statistical matters.

John J. Neuhauser (Age 60)    Trustee     1985      Academic Vice President and Dean of          127/3,4/
84 College Road                                     Faculties since August, 1999, Boston
Chestnut Hill, MA 02467-3838                        College (formerly Dean, Boston College
                                                    School of Management from September,
                                                    1977 to September, 1999.

Patrick J. Simpson (Age 58)   Trustee     2000      Partner, Perkins Coie L.L.P. (formerly            124
1211 S.W. 5th Avenue                                Partner, Stoel Rives Boley Jones &
Suite 1500                                          Grey).
Portland, OR 97204

Thomas E. Stitzel (Age 67)    Trustee     1998      Business Consultant since 1999                    124
2208 Tawny Woods Place                              (formerly Professor of Finance from
Boise, ID 83706                                     1975 to 1999 and Dean from 1977 to
                                                    1991, College of Business, Boise State
                                                    University); Chartered Financial
                                                    Analyst.


                                                       Other
        Principal Occupation(s)                    Directorships
        During Past Five Years                         Held
---------------------------------------------------------------------------

Executive Vice President - Strategy of                  None
United Airlines (airline) since
December, 2002 (formerly President of
UAL Loyalty Services (airline) from
September, 2001 to December, 2002;
Executive Vice President and Chief
Financial Officer of United Airlines
from March, 1993 to September, 2001;
Senior Vice President and Chief
Financial Officer of UAL, Inc. prior
thereto).

Chief Administrative Officer and Senior                 None
Vice President, Kmart Holding
Corporation since September, 2003
(formerly Executive Vice
President-Corporate Development and
Administration, General Counsel and
Secretary, Kellogg Company (food
manufacturer), from September, 1999 to
August, 2003; Senior Vice President,
Secretary and General Counsel, Sara Lee
Corporation (branded, packaged,
consumer-products manufacturer) from
January, 1995 to September, 1999).

Private Investor since August, 1987                     None
(formerly Chairman and Chief Executive
Officer, U.S. Plywood Corporation
(building products manufacturer)).

Professor of Economics, University of                   None
Washington, since January, 1976; Ford
and Louisa Van Voorhis Professor of
Political Economy, University of
Washington, since September, 1993;
Director, Institute for Economic
Research, University of Washington,
since September, 2001; Adjunct
Professor of Statistics, University of
Washington, since September, 1980;
Associate Editor, Journal of Money
Credit and Banking, since September,
1993; consultant on econometric and
statistical matters.

Academic Vice President and Dean of      Saucony, Inc. (athletic footwear);
Faculties since August, 1999, Boston              SkillSoft Corp.
College (formerly Dean, Boston College              (E-Learning)
School of Management from September,
1977 to September, 1999.

Partner, Perkins Coie L.L.P. (formerly                  None
Partner, Stoel Rives Boley Jones &
Grey).


Business Consultant since 1999                          None
(formerly Professor of Finance from
1975 to 1999 and Dean from 1977 to
1991, College of Business, Boise State
University); Chartered Financial
Analyst.

                                                                                                 Number of
                                        Year First                                             Portfolios in
                              Position  Elected or                                             Columbia Funds
                                with     Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds    to Office/1/         During Past Five Years              by Trustee
---------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)    Trustee     1996      Managing Director, William Blair                 124
27 West Monroe Street,                               Capital Partners (private equity
Suite 3500                                           investing) since September, 1994
Chicago, IL 60606                                    (formerly Chief Executive Officer and
                                                     Chairman of the Board of Directors,
                                                     Continental Bank Corporation prior
                                                     thereto).

Anne-Lee Verville (Age 58)     Trustee     1998      Author and speaker on educational             125/4/
359 Stickney Hill Road                               systems needs (formerly General
Hopkinton, NH 03229                                  Manager, Global Education Industry from
                                                     1994 to 1997, and President,
                                                     Applications Solutions Division from
                                                     1991 to 1994, IBM Corporation (global
                                                     education and global applications)).

Richard L. Woolworth (Age 62)  Trustee     1991      Chairman and Chief Executive Officer,            124
100 S.W. Market Street                               The Regence Group (healthcare
#1500                                                maintenance organization) (formerly
Portland, OR 97207                                   Chairman and Chief Executive Officer,
                                                     BlueCross BlueShield of Oregon;
                                                     Certified Public Accountant, Arthur
                                                     Young & Company).

Interested Trustees
William E. Mayer/2/ (Age 63)   Trustee     1994      Managing Partner, Park Avenue Equity          126/3/
399 Park Avenue                                      Partners (private equity) since
Suite 3204                                           February, 1999 (formerly Founding
New York, NY 10022                                   Partner, Development Capital LLC from
                                                     November 1996 to February, 1999; Dean
                                                     and Professor, College of Business and
                                                     Management, University of Maryland from
                                                     October, 1992 to November, 1996).

Joseph R. Palombo/2/ (Age 50) Trustee,     2000      Executive Vice President and Chief            125/5/
One Financial Center          Chairman               Operating Officer of Columbia
Boston, MA 02111               of the                Management Group, Inc. (Columbia
                                Board                Management) since December, 2001 and
                                 and                 Director, Executive Vice President and
                              President              Chief Operating Officer of the Advisor
                                                     since April, 2003 (formerly Chief
                                                     Operations Officer of Mutual Funds,
                                                     Liberty Financial Companies, Inc. from
                                                     August, 2000 to November, 2001;
                                                     Executive Vice President of Stein Roe &
                                                     Farnham Incorporated (Stein Roe) from
                                                     April, 1999 to April, 2003; Director of
                                                     Colonial Management Associates, Inc.
                                                     (Colonial) from April, 1999 to April,
                                                     2003; Director of Stein Roe from
                                                     September, 2000 to April, 2003)
                                                     President of Columbia Funds and Galaxy
                                                     Funds since February, 2003 (formerly
                                                     Vice President from September 2002 to
                                                     February 2003); Manager of Stein Roe
                                                     Floating Rate Limited Liability Company
                                                     since October, 2000; (formerly Vice
                                                     President of the Columbia Funds from
                                                     April, 1999 to August, 2000; Chief
                                                     Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from
                                                     December, 1993 to March, 1999).


                                                      Other
        Principal Occupation(s)                   Directorships
        During Past Five Years                        Held
------------------------------------------------------------------------

Managing Director, William Blair         Anixter International (network
Capital Partners (private equity         support equipment distributor),
investing) since September, 1994         Jones Lang LaSalle (real estate
(formerly Chief Executive Officer and       management services) and
Chairman of the Board of Directors,       MONY Group (life insurance).
Continental Bank Corporation prior
thereto).

Author and speaker on educational           Chairman of the Board of
systems needs (formerly General           Directors, Enesco Group, Inc.
Manager, Global Education Industry from      (designer, importer and
1994 to 1997, and President,               distributor of giftware and
Applications Solutions Division from             collectibles).
1991 to 1994, IBM Corporation (global
education and global applications)).

Chairman and Chief Executive Officer,       NW Natural, a natural gas
The Regence Group (healthcare                   service provider
maintenance organization) (formerly
Chairman and Chief Executive Officer,
BlueCross BlueShield of Oregon;
Certified Public Accountant, Arthur
Young & Company).


Managing Partner, Park Avenue Equity     Lee Enterprises (print media),
Partners (private equity) since           WR Hambrecht + Co. (financial
February, 1999 (formerly Founding          service provider) and First
Partner, Development Capital LLC from         Health (healthcare).
November 1996 to February, 1999; Dean
and Professor, College of Business and
Management, University of Maryland from
October, 1992 to November, 1996).

Executive Vice President and Chief                    None
Operating Officer of Columbia
Management Group, Inc. (Columbia
Management) since December, 2001 and
Director, Executive Vice President and
Chief Operating Officer of the Advisor
since April, 2003 (formerly Chief
Operations Officer of Mutual Funds,
Liberty Financial Companies, Inc. from
August, 2000 to November, 2001;
Executive Vice President of Stein Roe &
Farnham Incorporated (Stein Roe) from
April, 1999 to April, 2003; Director of
Colonial Management Associates, Inc.
(Colonial) from April, 1999 to April,
2003; Director of Stein Roe from
September, 2000 to April, 2003)
President of Columbia Funds and Galaxy
Funds since February, 2003 (formerly
Vice President from September 2002 to
February 2003); Manager of Stein Roe
Floating Rate Limited Liability Company
since October, 2000; (formerly Vice
President of the Columbia Funds from
April, 1999 to August, 2000; Chief
Operating Officer and Chief Compliance
Officer, Putnam Mutual Funds from
December, 1993 to March, 1999).

/1/ In December 2000, the boards of each of the former Liberty Funds and former
    Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Funds (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex).
/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company
    Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
/3/ Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
/5/ Mr. Palombo also serves as an interested director of Columbia Management
    Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

 Officers and Transfer Agent


                                             Year first
                                             elected or
                              Position with  appointed               Principal occupation(s)
Name, address and age         Columbia Funds to office               during past five years
----------------------------------------------------------------------------------------------------------
Officers
Vicki L. Benjamin (Age 42)        Chief         2001    Controller of the Columbia Funds and of the
One Financial Center           Accounting               Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111               Officer and              Accounting Officer of the Columbia Funds and
                               Controller               Liberty All-Star Funds since June, 2001;
                                                        Controller and Chief Accounting Officer of the
                                                        Galaxy Funds since September, 2002 (formerly Vice
                                                        President, Corporate Audit, State Street Bank and
                                                        Trust Company from May, 1998 to April, 2001;
                                                        Audit Manager from July, 1994 to June, 1997;
                                                        Senior Audit Manager from July, 1997 to May,
                                                        1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)   Treasurer       2000    Treasurer of the Columbia Funds and of the
One Financial Center                                    Liberty All-Star Funds since December, 2000; Vice
Boston, MA 02111                                        President of the Advisor since April, 2003
                                                        (formerly Controller of the Liberty Funds and of
                                                        the Liberty All-Star Funds from February, 1998 to
                                                        October, 2000); Treasurer of the Galaxy Funds
                                                        since September, 2002; Treasurer, Columbia
                                                        Management Multi-Strategy Hedge Fund, LLC since
                                                        December, 2002 (formerly Vice President of
                                                        Colonial from February, 1998 to October, 2000 and
                                                        Senior Tax Manager, Coopers & Lybrand, LLP from
                                                        April, 1996 to January, 1998).

Important Information About This Report
The Transfer Agent for Columbia Newport Asia Pacific Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Newport Asia Pacific Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Newport Asia Pacific Fund

Columbia Newport Asia Pacific Fund Annual Report, August 31, 2003

[LOGO](R) ColumbiaFunds

A Member of Columbia Management Group

(c)2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 WWW.columbiafunds.com

                                               737-02/208P-0803 (10/03) 03/2892

                                   PRSRT STD
                                 U.S. Postage
                                     PAID
                          Holliston, MA Permit NO. 20

Item 2. Code of Ethics.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker and Anne-Lee Verville, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable at this time.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Funds Trust VI
             --------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                          -------------------------
                           Joseph R. Palombo, President


Date  November 7, 2003
     ----------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         --------------------------
                          Joseph R. Palombo, President

Date  November 7, 2003
     ----------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         --------------------------
                          J. Kevin Connaughton, Treasurer

Date  November 7, 2003
     ----------------------------------------------